UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23471

Franklin Templeton Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin OnChain U.S.
Government Money
Fund
A Series of Franklin Templeton Trust
March 31, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Annual Report

Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 9
Notes to Financial Statements 12
Report of Independent Registered
Public Accounting Firm 16
Tax Information 17
Board Members and Officers 18
Shareholder Information 21
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Franklin OnChain U.S. Government Money Fund
This annual report for Franklin OnChain U.S. Government
Money Fund covers the fiscal year ended March 31, 2024.
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks to provide investors with as high a level
of current income as is consistent with the preservation of
shareholders’ capital and liquidity. The Fund also tries to
maintain a stable $1.00 share price. We seek to invest at
least 99.5% of the Fund’s total assets in U.S. government
securities, cash and repurchase agreements collateralized
fully by government securities or cash.

We only buy
securities that we determine present minimal credit risks.
We maintain a dollar-weighted average portfolio maturity of
60 calendar days or less and a dollar-weighted average life
for its portfolio of 120 calendar days or less, and we only
buy securities that mature or are deemed to mature in 397
calendar days or less.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Fixed income markets experienced a high-volatility
environment as yields changed rapidly in response to a
developing macroeconomic landscape and changing global
monetary policies. Inflation numbers in the U.S. continued
to decline as supply chain disruptions improved. Market
focus remained on central bank action as the U.S. Federal
Reserve (Fed) continued their monetary policy tightening
by raising the Fed funds rate at both their May and July
2023 meetings before pausing with their policy rate of
5.25%-5.50%. The Fed kept rates stable for the remainder
of the period under review. Although the Fed acknowledged
the progress restrictive monetary policy had on reducing
inflation, they stated that they need to see substantial
movement towards reducing inflation down to its 2.0% target
rate. With fed funds rates appearing to reach their peak,
market participants began to consider the number and speed
of potential rate cuts in 2024. As part of the Fed’s Summary of Economic Projections (SEP) released at the March
2024 meeting, the median number of 2024 cuts was three,
the same number as in the December 2023 SEP. Short-
term yields remained contained with the three-month U.S.
Treasury (UST) Bill yielding 5.36% at the end of the period.
Q. How did we respond to these changing market
conditions?
A. The portfolio manager maintained the Fund's allocation to
U.S. government secured agency debt and UST bills rolling
them over to maintain a full investment position.
Performance Overview
The Fund’s seven-day effective yield increased from 4.56%
on March 31, 2023, to 5.26% on March 31, 2024, as shown
in the Performance Summary on page 4 .

You could lose money by investing in the Fund. Although
the Fund seeks to preserve the value of your investment
at $1.00 per share, it cannot guarantee it will do so. An
investment in the Fund is not a bank account and is not
insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s
sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Although the Fund invests in U.S. government
obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.
Performance data represent past performance, which
does not guarantee future results. Investment return will
fluctuate. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236 .
Q. What were the most significant factors affecting Fund
performance?
A. Decade-high yields on short-term investment vehicles,
including U.S. Treasury T-Bills and short-maturity U.S.
agency debt, due to the elevated U.S. Federal Reserve
fed funds rate provided increased levels of returns over the previous 12-month period.
Portfolio Composition
3/31/24
% of Total
Net Assets
U.S. Government and Agency Securities 99.8%
Other Net Assets 0.2%
1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.

Franklin OnChain U.S. Government Money Fund

franklintempleton.com
Annual Report
We appreciate your support, welcome new shareholders,
and look forward to serving your investment needs in the
years ahead.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2024, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2024
Franklin OnChain U.S. Government Money Fund

franklintempleton.com
Annual Report
Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the
Fund at any time, including during periods of market stress. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.
All investments involve risk, including loss of principal. There are risks associated with the issuance, redemption, transfer, custody, and record keeping of shares maintained and recorded primarily on a blockchain. For example, shares that are issued using blockchain technology would be subject to risks, including the following:
blockchain is a rapidly-evolving regulatory landscape, which might result in security, privacy or other regulatory concerns that could require changes to the way trans-
actions in the shares are recorded. The Fund's yield may be affected by changes in interest rates and changes in credit ratings. These and other risks are discussed in the
Fund's prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 7/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. The figures are as stated in the Fund’s current prospectus, do not include the voluntary fee waiver, and may differ from the expense ratio disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 3/31/24. The Fund’s average weighted life was 35 days and the Fund’s average weighted maturity was 22 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.
Seven-Day Annualized Yield
1
Symbol
Seven-Day
Effective Yield
1,2
(with fee
waiver)
(without fee
waiver)
FOBXX 5.26% 5.13% 4.33%
Total Annual Operating Expenses
3
With Fee
Waiver
Without Fee
Waiver
0.20% 0.89%

Your Fund’s Expenses
Franklin OnChain U.S. Government Money Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, and other Fund expenses, if applicable. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 10/1/23
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,026.00 $1.01 $1,024.00 $1.01 0.20%

FRANKLIN TEMPLETON TRUST
Financial Highlights
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended March 31, Year Ended
March 31,
2022
a
2024 2023
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $1.00 $1.00 $1.00
Income from investment operations:
Net investment income
b
.................................................. 0.050 0.042 —
c
Net realized and unrealized gains (losses) .................................... — (0.015) —
Total from investment operations ............................................. 0.050 0.027 —
Less distributions from:
Net investment income ................................................... (0.050) (0.027) (—)
c
Net asset value, end of year ................................................ $1.00 $1.00 $1.00
Total return
d
............................................................ 5.12% 2.79% 0.02%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 0.26% 0.89% 93.40%
Expenses net of waiver and payments by affiliates ................................ 0.20% 0.20% 0.06%
Net investment income .................................................... 5.04% 4.32% 0.02%
Supplemental data
Net assets, end of year (000’s) .............................................. $360,554 $272,929 $1,958
Portfolio turnover rate ..................................................... 35.89% —% —%
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.001 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Templeton Trust
Schedule of Investments, March 31, 2024
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 99.8%
FFCB ,
a
4/01/24 ......................................................... $ 10,000,000 $ 10,000,000
a
4/03/24 ......................................................... 4,060,000 4,058,811
a
4/11/24 ......................................................... 6,000,000 5,991,234
b
FRN, 5.38%, ( SOFR + 0.05% ), 5/09/24 ................................. 100,000 100,000
b
FRN, 5.375%, ( SOFR + 0.045% ), 2/12/25 ............................... 2,000,000 2,000,000
b
FRN, 5.455%, ( SOFR + 0.125% ), 3/07/25 ............................... 3,000,000 3,000,000
25,150,045
FHLB ,
a
4/01/24 ......................................................... 90,700,000 90,700,000
a
4/03/24 ......................................................... 5,900,000 5,898,278
a
4/05/24 ......................................................... 8,984,000 8,978,769
a
4/10/24 ......................................................... 13,875,000 13,856,785
a
4/12/24 ......................................................... 3,300,000 3,294,733
a
4/17/24 ......................................................... 4,870,000 4,858,643
a
4/19/24 ......................................................... 4,600,000 4,587,894
a
4/26/24 ......................................................... 3,000,000 2,989,010
a
5/01/24 ......................................................... 5,100,000 5,077,713
a
5/03/24 ......................................................... 3,686,000 3,668,795
a
5/08/24 ......................................................... 3,900,000 3,879,012
a
5/10/24 ......................................................... 3,500,000 3,480,113
a
6/12/24 ......................................................... 5,000,000 4,947,600
b
FRN, 5.39%, ( SOFR + 0.06% ), 6/17/24 ................................. 3,300,000 3,300,000
b
FRN, 5.33%, ( SOFR ), 7/24/24 ........................................ 3,200,000 3,200,000
b
FRN, 5.33%, ( SOFR ), 7/29/24 ........................................ 2,700,000 2,700,000
b
FRN, 5.335%, ( SOFR + 0.005% ), 8/13/24 ............................... 1,500,000 1,500,000
b
FRN, 5.335%, ( SOFR + 0.005% ), 9/04/24 ............................... 2,700,000 2,700,000
b
FRN, 5.34%, ( SOFR + 0.01% ), 9/12/24 ................................. 1,400,000 1,400,000
b
FRN, 5.345%, ( SOFR + 0.015% ), 9/20/24 ............................... 2,800,000 2,800,000
b
FRN, 5.355%, ( SOFR + 0.025% ), 11/26/24 ............................... 2,800,000 2,800,000
176,617,345
a
U.S. Treasury Bills ,
4/02/24 ......................................................... 4,000,000 3,999,415
4/04/24 ......................................................... 8,000,000 7,996,480
4/09/24 ......................................................... 11,880,000 11,866,105
4/11/24 ......................................................... 3,200,000 3,195,347
4/16/24 ......................................................... 12,500,000 12,472,548
4/18/24 ......................................................... 11,000,000 10,972,780
4/23/24 ......................................................... 8,400,000 8,372,996
4/25/24 ......................................................... 11,000,000 10,961,243
5/02/24 ......................................................... 4,000,000 3,981,813
5/07/24 ......................................................... 5,800,000 5,769,376
5/09/24 ......................................................... 8,100,000 8,055,110
5/14/24 ......................................................... 9,500,000 9,440,541
5/16/24 ......................................................... 5,400,000 5,364,697
5/21/24 ......................................................... 8,500,000 8,438,422
5/23/24 ......................................................... 4,000,000 3,969,782
5/28/24 ......................................................... 5,000,000 4,958,952
5/30/24 ......................................................... 5,500,000 5,452,698
6/06/24 ......................................................... 5,800,000 5,744,281
6/13/24 ......................................................... 9,500,000 9,398,865
6/20/24 ......................................................... 6,000,000 5,930,067
6/27/24 ......................................................... 6,200,000 6,121,637

Franklin Templeton Trust
Schedule of Investments
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
a
U.S. Treasury Bills, (continued)
7/09/24 ......................................................... $ 5,700,000 $ 5,618,412
158,081,567
Total U.S. Government and Agency Securities (Cost $ 359,848,957 ) ................
359,848,957
Total Short Term Investments (Cost $ 359,848,957 ) ...............................
359,848,957
a
Total Investments (Cost $ 359,848,957 ) 99.8% ...................................
$359,848,957
Other Assets, less Liabilities 0.2% .............................................
704,594
Net Assets 100.0% ...........................................................
$360,553,551
See Abbreviations on page 15.
a
The security was issued on a discount basis with no stated coupon rate.
b
The coupon rate shown represents the rate at period end.

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Assets and Liabilities
March 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
OnChain U.S.
Government
Money Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $359,848,957
Value - Unaffiliated issuers .................................................................. $359,848,957
Cash .................................................................................... 627,522
Receivables:
Capital shares sold ........................................................................ 50,237
Interest ................................................................................. 136,958
Affiliates ................................................................................ 22,188
Other assets .............................................................................. 2,266
Total assets .......................................................................... 360,688,128
Liabilities:
Payables:
Transfer agent fees ........................................................................ 34,020
Registration and filing fees .................................................................. 50,937
Professional fees ......................................................................... 32,835
Trustees' fees and expenses ................................................................. 3,796
Accrued expenses and other liabilities ........................................................... 12,989
Total liabilities ......................................................................... 134,577
Net assets, at value ................................................................. $360,553,551
Net assets consist of:
Paid-in capital ............................................................................. $360,550,595
Total distributable earnings (losses) ............................................................. 2,956
Net assets, at value ................................................................. $360,553,551
Shares outstanding ......................................................................... 360,553,342
Net asset value per share
a
.................................................................... $1.00
a
Net asset value per share may not recalculate due to rounding.

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Operations
for the year ended March 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
OnChain U.S.
Government
Money Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $16,284,726
Expenses:
Management fees (Note 3 a ) ................................................................... 465,908
Transfer agent fees (Note 3 c ) .................................................................. 150,803
Custodian fees ............................................................................. 2,139
Reports to shareholders fees .................................................................. 2,459
Registration and filing fees .................................................................... 101,782
Professional fees ........................................................................... 45,209
Trustees' fees and expenses .................................................................. 24,436
Other .................................................................................... 24,640
Total expenses ......................................................................... 817,376
Expenses waived/paid by affiliates (Note 3d) ................................................... (194,587)
Net expenses ......................................................................... 622,789
Net investment income ................................................................ 15,661,937
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 204
Net increase (decrease) in net assets resulting from operations .......................................... $15,662,141

FRANKLIN TEMPLETON TRUST
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin OnChain U.S. Government Money
Fund
Year Ended
March 31, 2024
Year Ended
March 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $15,661,937 $1,978,241
Net realized gain (loss) ................................................. 204 —
Net increase (decrease) in net assets resulting from operations ................ 15,662,141 1,978,241
Distributions to shareholders .............................................. (15,661,933) (1,978,241)
Capital share transactions (Note 2 ) .......................................... 87,623,905 270,971,206
Net increase (decrease) in net assets ................................... 87,624,113 270,971,206
Net assets:
Beginning of year ....................................................... 272,929,438 1,958,232
End of year ........................................................... $360,553,551 $272,929,438

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin OnChain U.S. Government Money Fund
(Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Fund's Board of Trustees (the
Board), the Board has designated the Fund's investment
manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted
by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee
(VC).
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2024, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.15% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on actual costs incurred by FT Services, and is not an additional expense of the Fund.
c. Transfer Agent Fees
The Fund pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended March 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$55,244 was retained by Investor Services.
d. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for the Fund do not exceed 0.20%, based on the average net assets of the Fund until July 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Year Ended
March 31, 2024
Year Ended
March 31, 2023
Amount Amount
Shares sold ................................... $327,276,245 $274,972,026
Shares issued in reinvestment of distributions .......... 15,686,991 1,952,963
Shares redeemed ............................... (255,339,331) (5,953,783)
Net increase (decrease) .......................... $87,623,905 $270,971,206
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Other Affiliated Transactions
At March 31, 2024, Franklin Advisers Inc. owned 29.3% of the Fund's outstanding shares.
At March 31, 2024, Franklin Distributors LLC owned 27.8% of the Fund's outstanding shares.
At March 31, 2024, Stellar Development Foundation, Coinfund Ventures I LP, Coinfund Seed IV LP and Uphold HQ Inc. owned
28.7% of the Fund's outstanding shares.
4. Use of Blockchain
The Fund’s transfer agent maintains the official record of share ownership via a proprietary blockchain-integrated system that utilizes features of traditional book-entry form and one or more public blockchain networks. The use of blockchain technology is relatively new and still evolving for mutual funds. Similar to traditional fund recordkeeping systems, all Fund and shareholder records in the blockchain-integrated system are under the full and complete control of the Fund’s transfer agent.
5. Income Taxes
The tax character of distributions paid during the years ended March 31, 2024 and 2023, was as follows:
At March 31, 2024, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2024, aggregated
$2,000,000 and $2,500,000, respectively.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
2024 2023
Distributions paid from:
Ordinary income .......................................................... $15,661,933 $1,978,241
Cost of investments .......................................................................... $359,848,957
Distributable earnings:
Undistributed ordinary income ................................................................... $2,956
3 . Transactions with Affiliates (continued)

Franklin Templeton Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.
At March 31, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
8. New Accounting Pronouncements
In July 2023, the Securities and Exchange Commission adopted amendments to Rule 2a-7 – Money Market Funds (the Rule), under the 1940 Act. The amendments to the Rule increase minimum liquidity requirements for taxable money market funds, remove the ability for money market funds to impose redemption gates and apply a liquidity fee framework in its place. Retail and government money market funds are not subject to the liquidity fee framework. The amendments became effective on
October 2, 2023. Management has reviewed the amendments to the Rule and believes the adoption of the Rule will not have a material impact on the financial statements.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate
7. Fair Value Measurements
(continued)

FRANKLIN TEMPLETON TRUST
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Templeton Trust and Shareholders of Franklin OnChain U.S. Government Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
OnChain U.S. Government Money Fund (one of the funds constituting Franklin Templeton Trust, hereafter collectively referred to as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended March 31, 2024 and for the period April 6,
2021 (commencement of operations) to March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, and the results of its operations for the year ended March 31, 2024, the changes in its net assets for each of the two years in the period ended March 31, 2024, and the financial highlights for each of the two years in the period ended March 31, 2024 and for the period April 6, 2021 (commencement of operations) to March 31 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
May 22, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

FRANKLIN TEMPLETON TRUST
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin OnChain U.S. Government Money Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $15,661,945
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $204
Section 163(j) Interest Earned §163(j) $15,661,945
Interest Earned from Federal Obligations Note (1) $16,198,228

FRANKLIN TEMPLETON TRUST
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Rohit Bhagat (1964) Lead
Independent
Trustee
Since 2019 60 AssetMark Financial Holdings,
Inc. (investment solutions)
(2018-present) and PhonePe
(payment and financial services)
(2020-present); Meesho
(eCommerce) (2023-present); and
formerly , Axis Bank (banking and
financial services) (2013-2021),
FlipKart Limited (2019-December
2020) (eCommerce company);
CapFloat Financial Services
Pvt., Ltd. (non-banking finance
company) (2018) and Zentific
Investment Management (hedge
fund) (2015-2018); Advisor, Optimal
Asset Management (investment
technology and advisory services
company) (2015-2018); Chief
Executive Officer and Director,
FinTech Evolution Acquisition
(February 2021-March 2023).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly , Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior
Partner, The Boston Consulting Group (management consulting) (1992-2005).
Deborah D. McWhinney (1955) Trustee Since 2020 60 IHS Markit (information services)
(2015-present), Borg Warner
(automotive) (2018-present),
LegalShield (consumer services)
(2020-present); and formerly ,
Fluor Corporation (construction
and engineering) (2014-2020) and
Focus Financial Partners, LLC
(financial services) (2018-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical
Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise
Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).
Anantha K. Pradeep (1963) Trustee Since 2019 60 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company)
(2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly , Founder,
BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

FRANKLIN TEMPLETON TRUST

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Jennifer M. Johnson
2
(1964) Trustee and
Chairperson
of the Board
Since 2019 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; and formerly , Chief Operating
Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin
Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Harris Goldblat (1969) Vice President
and Secretary
Since June 2023 Not Applicable Not Applicable
100 First Stamford Place
6th Floor
Stamford, CT. 06902
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly , Managing Director and Associate General Counsel for Legg Mason & Co.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Fred Jensen (1963) Chief
Compliance
Officer
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Director - Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of
the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly , Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief
Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-
dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton fund complex.
David Mann (1973) Vice President Since 2023 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

FRANKLIN TEMPLETON TRUST

franklintempleton.com
Annual Report
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin
Resources, Inc., which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat and Deborah D. McWhinney as its audit committee financial experts. The Board believes that Mr. Bhagat and Ms. McWhinney qualify as such an expert in view of their extensive business background and experience, including extensive experience in the financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2019. Ms. McWhinney has been a member of the Fund Audit Committee since 2020. As a result of such background and experience, the Board believes that
Mr. Bhagat and Ms. McWhinney have acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat and Ms. McWhinney are independent Board members as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Todd Mathias (1983) Vice President Since 2023 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Patrick O’Connor (1967) President and
Chief Executive
Officer –
Investment
Management
Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.
Vivek Pai (1970) Treasurer,
Chief Financial
Officer and Chief
Accounting Officer
Since 2019 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale,
FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton fund complex.
Interested Board Members and Officers
(continued)

FRANKLIN TEMPLETON TRUST
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended September 30.
Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings
monthly with the U.S. Securities and Exchange Commission
on Form N-MFP. The Fund’s Form N-MFP reports are
available on the SEC’s website at www.sec.gov and on the
Fund’s website at franklintempleton.com.

9001 A 05/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin OnChain U.S. Government Money Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Rohit Bhagat and Deborah D. McWhinney. They are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $23,700 for the fiscal year ended March 31, 2024 and $23,010 for the fiscal year ended March 31, 2023.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended March 31, 2024 and $70,000 for the fiscal year ended March 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4 were $153 for the fiscal year ended March 31, 2024 and $0 for the fiscal year ended March 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4 were $158,426 for the fiscal year ended March 31, 2024 and $75,711 for the fiscal year ended March 31, 2023. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, professional fees relating to security counts, fees in connection with license for employee development tool Pro Edge, fees in connection with a license for accounting and business knowledge platform Viewpoint and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $298,579 for the fiscal year ended March 31, 2024 and $145,711 for the fiscal year ended March 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee of Listed Registrants.

The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members: Rohit Bhagat, Deborah D. McWhinney and Anantha K. Pradeep.

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

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(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  May 28, 2024

By S\VIVEK PAI________________________

Vivek Pai
     Chief Financial Officer
and Chief Accounting Officer
Date May 28, 2024